Quarterly Holdings Report
for
Fidelity® Small Cap Stock Fund
July 31, 2024
SLC-NPRT1-0924
1.804879.120
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.0%
GCI Liberty, Inc. Class A (Escrow) (a)	112,550	0
Media - 1.3%
TechTarget, Inc. (b)	212,833	6,811
Thryv Holdings, Inc. (b)	495,441	9,651
		16,462
TOTAL COMMUNICATION SERVICES		16,462
CONSUMER DISCRETIONARY - 10.8%
Automobile Components - 0.6%
Patrick Industries, Inc.	57,926	7,418
Diversified Consumer Services - 4.4%
Grand Canyon Education, Inc. (b)	236,804	36,924
Laureate Education, Inc.	1,102,100	17,083
		54,007
Household Durables - 0.8%
Cavco Industries, Inc. (b)	15,349	6,364
SharkNinja, Inc.	38,300	2,943
		9,307
Leisure Products - 0.7%
Brunswick Corp.	68,100	5,547
Clarus Corp.	41,718	252
Games Workshop Group PLC	24,100	3,191
		8,990
Specialty Retail - 2.9%
America's Car Mart, Inc. (b)	60,008	4,156
Boot Barn Holdings, Inc. (b)	13,000	1,735
Murphy U.S.A., Inc.	59,020	29,800
		35,691
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (b)	119,500	16,057
Wolverine World Wide, Inc.	117,792	1,752
		17,809
TOTAL CONSUMER DISCRETIONARY		133,222
CONSUMER STAPLES - 6.0%
Beverages - 1.8%
Coca-Cola Consolidated, Inc.	19,057	21,837
Consumer Staples Distribution & Retail - 2.7%
Performance Food Group Co. (b)	474,653	32,751
Food Products - 1.5%
Lassonde Industries, Inc. Class A (sub. vtg.)	52,984	5,756
Nomad Foods Ltd.	679,373	12,983
		18,739
TOTAL CONSUMER STAPLES		73,327
ENERGY - 4.8%
Energy Equipment & Services - 2.9%
Cactus, Inc.	308,100	19,447
TechnipFMC PLC	306,500	9,042
Tidewater, Inc. (b)	66,800	6,611
		35,100
Oil, Gas & Consumable Fuels - 1.9%
Northern Oil & Gas, Inc. (c)	456,104	19,699
Sitio Royalties Corp.	173,991	4,237
		23,936
TOTAL ENERGY		59,036
FINANCIALS - 19.4%
Banks - 5.6%
ConnectOne Bancorp, Inc.	445,398	10,788
Eastern Bankshares, Inc.	840,800	13,991
Glacier Bancorp, Inc. (c)	229,500	10,261
Metropolitan Bank Holding Corp. (b)	242,402	12,782
Southstate Corp. (c)	122,300	12,104
Synovus Financial Corp.	202,700	9,476
		69,402
Capital Markets - 3.2%
Lazard, Inc. Class A	77,200	3,796
P10, Inc. Class A	636,300	6,344
Perella Weinberg Partners Class A	44,200	835
Piper Sandler Cos.	66,300	18,118
StoneX Group, Inc. (b)	119,197	9,934
		39,027
Consumer Finance - 2.2%
FirstCash Holdings, Inc.	242,200	27,030
Financial Services - 0.7%
EVERTEC, Inc.	264,000	9,100
Insurance - 7.7%
First American Financial Corp.	310,864	18,832
Primerica, Inc.	72,101	18,153
Selective Insurance Group, Inc.	310,188	28,016
The Baldwin Insurance Group, Inc. Class A, (b)	642,800	28,116
TWFG, Inc.	62,200	1,571
		94,688
TOTAL FINANCIALS		239,247
HEALTH CARE - 13.0%
Biotechnology - 4.9%
Allogene Therapeutics, Inc. (b)(c)	557,731	1,640
ALX Oncology Holdings, Inc. (b)	213,125	1,023
AnaptysBio, Inc. (b)	54,100	1,885
Annexon, Inc. (b)	127,303	816
Arcellx, Inc. (b)	57,100	3,529
Astria Therapeutics, Inc. (b)	156,600	1,829
Autolus Therapeutics PLC ADR (b)	360,900	1,693
Celldex Therapeutics, Inc. (b)	81,444	3,104
Crinetics Pharmaceuticals, Inc. (b)	89,000	4,728
Cytokinetics, Inc. (b)	93,525	5,519
Immunovant, Inc. (b)	85,000	2,471
Keros Therapeutics, Inc. (b)	54,242	2,721
Madrigal Pharmaceuticals, Inc. (b)	16,200	4,611
Merus BV (b)	32,400	1,718
Moonlake Immunotherapeutics Class A (b)	42,100	1,753
Revolution Medicines, Inc. (b)	66,300	3,026
Spyre Therapeutics, Inc. (b)	64,800	1,782
Vaxcyte, Inc. (b)	82,535	6,511
Viking Therapeutics, Inc. (b)	87,900	5,010
Viridian Therapeutics, Inc. (b)	117,200	1,975
Xenon Pharmaceuticals, Inc. (b)	55,405	2,390
Zentalis Pharmaceuticals, Inc. (b)	80,642	314
		60,048
Health Care Equipment & Supplies - 2.4%
Dentsply Sirona, Inc.	156,000	4,234
Lantheus Holdings, Inc. (b)	16,700	1,751
Neogen Corp. (b)(c)	404,138	6,882
Penumbra, Inc. (b)	16,900	2,824
TransMedics Group, Inc. (b)	95,771	13,624
		29,315
Health Care Providers & Services - 4.2%
AdaptHealth Corp. (b)	598,704	6,801
AMN Healthcare Services, Inc. (b)	187,900	12,706
Chemed Corp.	24,063	13,720
Hims & Hers Health, Inc. (b)	83,500	1,774
Owens & Minor, Inc. (b)	504,373	8,282
PACS Group, Inc.	215,100	7,701
Privia Health Group, Inc. (b)	60,600	1,257
		52,241
Health Care Technology - 0.3%
Evolent Health, Inc. Class A (b)	143,721	3,352
Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc. Class A (b)	10,500	3,553
Maravai LifeSciences Holdings, Inc. Class A (b)	483,800	4,707
		8,260
Pharmaceuticals - 0.6%
Arvinas Holding Co. LLC (b)	69,000	1,898
Enliven Therapeutics, Inc. (b)	113,300	2,989
Neumora Therapeutics, Inc. (c)	77,100	992
Structure Therapeutics, Inc. ADR (b)	34,800	1,301
		7,180
TOTAL HEALTH CARE		160,396
INDUSTRIALS - 17.8%
Aerospace & Defense - 1.9%
Cadre Holdings, Inc.	99,858	3,665
Leonardo DRS, Inc. (b)	696,346	19,637
		23,302
Building Products - 2.0%
AAON, Inc.	64,600	5,719
CSW Industrials, Inc.	9,599	3,114
Hayward Holdings, Inc. (b)	246,567	3,647
Janus International Group, Inc. (b)	541,500	7,808
Tecnoglass, Inc.	80,500	4,332
		24,620
Construction & Engineering - 3.0%
Bowman Consulting Group Ltd. (b)	113,501	4,054
Fluor Corp. (b)	123,000	5,916
IES Holdings, Inc. (b)	37,514	5,776
Sterling Construction Co., Inc. (b)	81,247	9,454
Willscot Holdings Corp. (b)	300,159	12,307
		37,507
Electrical Equipment - 1.4%
Atkore, Inc. (c)	60,783	8,206
Generac Holdings, Inc. (b)	31,200	4,857
Nextracker, Inc. Class A (b)	97,900	4,811
		17,874
Ground Transportation - 0.7%
ArcBest Corp.	39,800	5,017
Proficient Auto Logistics, Inc.	58,300	1,175
XPO, Inc. (b)	22,300	2,562
		8,754
Machinery - 0.2%
Beijer Alma AB (B Shares)	90,097	1,842
REV Group, Inc.	10,700	312
		2,154
Professional Services - 5.7%
BayCurrent Consulting, Inc.	105,800	3,210
CBIZ, Inc. (b)	53,800	3,734
Concentrix Corp. (c)	86,125	6,072
ExlService Holdings, Inc. (b)	123,287	4,347
Genpact Ltd.	271,200	9,403
Kforce, Inc.	176,373	12,253
Maximus, Inc.	228,497	21,225
UL Solutions, Inc. Class A	50,900	2,572
WNS Holdings Ltd.	117,800	7,019
		69,835
Trading Companies & Distributors - 2.9%
Applied Industrial Technologies, Inc.	63,000	13,746
Beacon Roofing Supply, Inc. (b)	82,600	8,491
GMS, Inc. (b)	136,800	13,164
		35,401
TOTAL INDUSTRIALS		219,447
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 4.3%
Ciena Corp. (b)	563,200	29,703
Lumentum Holdings, Inc. (b)	453,000	23,456
		53,159
Electronic Equipment, Instruments & Components - 3.9%
ePlus, Inc. (b)	50,324	4,626
Fabrinet (b)	37,000	8,161
Insight Enterprises, Inc. (b)	122,206	27,435
Sanmina Corp. (b)	93,400	7,036
		47,258
IT Services - 0.3%
Core Scientific, Inc.	24,200	236
Endava PLC ADR (b)	90,000	2,867
		3,103
Semiconductors & Semiconductor Equipment - 3.7%
Allegro MicroSystems LLC (b)	207,200	4,981
Diodes, Inc. (b)	106,402	8,321
MKS Instruments, Inc.	32,900	4,142
Nova Ltd. (b)	31,500	6,504
Silicon Motion Tech Corp. sponsored ADR	198,654	13,795
SMART Global Holdings, Inc. (b)	342,800	8,022
		45,765
Software - 3.5%
Cellebrite DI Ltd. (b)	621,700	8,517
Five9, Inc. (b)	121,761	5,424
Intapp, Inc. (b)	221,708	7,944
Onestream, Inc. (c)	1,600	45
Rapid7, Inc. (b)	185,600	7,302
Riot Platforms, Inc. (b)(c)	85,700	873
Tenable Holdings, Inc. (b)	202,700	9,308
Varonis Systems, Inc. (b)	72,600	4,002
		43,415
TOTAL INFORMATION TECHNOLOGY		192,700
MATERIALS - 6.1%
Chemicals - 3.7%
Cabot Corp.	88,683	8,894
FMC Corp.	18,400	1,074
Hawkins, Inc.	45,109	4,687
Olin Corp.	388,600	17,724
Tronox Holdings PLC	862,109	13,932
		46,311
Construction Materials - 1.2%
Eagle Materials, Inc.	52,700	14,350
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	476,200	14,334
TOTAL MATERIALS		74,995
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Acadia Realty Trust (SBI)	270,100	5,845
Ryman Hospitality Properties, Inc.	43,700	4,392
Terreno Realty Corp.	93,864	6,421
		16,658
UTILITIES - 2.9%
Gas Utilities - 2.9%
Brookfield Infrastructure Corp. A Shares	549,026	21,357
Southwest Gas Holdings, Inc.	187,200	13,883
		35,240
TOTAL COMMON STOCKS (Cost $990,456)		1,220,730

Money Market Funds - 3.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	10,154,554	10,157
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	33,393,679	33,397
TOTAL MONEY MARKET FUNDS (Cost $43,554)		43,554

Equity Funds - 0.5%
	Shares	Value ($) (000s)
Small Blend Funds - 0.5%
iShares Russell 2000 ETF (c) (Cost $6,460)	28,800	6,447

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $1,040,470)	1,270,731
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(39,881)
NET ASSETS - 100.0%	1,230,850

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,755	69,982	62,580	66	-	-	10,157	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	8,634	84,981	60,218	9	-	-	33,397	0.2%
Total	11,389	154,963	122,798	75	-	-	43,554

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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